Fair Value Measurements	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5 – FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements as of December 31, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

	Fair Value Measurements as of September 30, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

The Company measures the simple agreements for future equity at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the future equity obligations uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the simple agreements for future equity related to updated assumptions and estimates are recognized within the statements of operations.

The simple agreements for future equity may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liability. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The Company utilized a probability-weighted average approach based on the estimated market value of the underlying securities and the potential settlement outcomes of the simple agreements for future equity, including a liquidity event or future equity financing as well as other settlement alternatives. Both the market value of the underlying securities and the probability of the settlement outcomes include unobservable Level 3 inputs.

As of December 31, 2025 and September 30, 2025, the Company assumed a 50% probability of a liquidity event as the primary ultimate settlement outcome of the future equity obligations. Based on the Company’s estimates regarding the probability of the triggering events and the Company’s valuation, management determined the fair value of the SAFEs were representative of the face value as of December 31, 2025 and September 30, 2025.

The following table presents changes in future equity obligations for the three months ended December 31, 2025:

Future equity
obligations
Outstanding as of September 30, 2025	$25,000
Change in fair value	-
Outstanding as of December 31, 2025	$25,000

NOTE 5 – FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for such measurements were as follows:

	Fair Value Measurements as of September 30, 2025 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

	Fair Value Measurements as of September 30, 2024 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Future equity obligations	$-	$-	$25,000	$25,000
	$-	$-	$25,000	$25,000

The Company measures the simple agreements for future equity at fair value based on significant inputs not observable in the market, which causes it to be classified as a Level 3 measurement within the fair value hierarchy. The valuation of the future equity obligations uses assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the simple agreements for future equity related to updated assumptions and estimates are recognized within the statements of operations.

The simple agreements for future equity may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liability. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

The Company utilized a probability-weighted average approach based on the estimated market value of the underlying securities and the potential settlement outcomes of the simple agreements for future equity, including a liquidity event or future equity financing as well as other settlement alternatives. Both the market value of the underlying securities and the probability of the settlement outcomes include unobservable Level 3 inputs.

As of September 30, 2025 and 2024, the Company assumed an 50% probability of a liquidity event as the primary ultimate settlement outcome of the future equity obligations. Based on the Company’s estimates regarding the probability of the triggering events and the Company’s valuation, management determined the fair value of the SAFEs were representative of the face value as of September 30, 2025 and 2024.

The following table presents changes in future equity obligations for the years ended September 30, 2025 and 2024:

Future equity
obligations
Outstanding as of September 30, 2023	$25,000
Change in fair value	-
Outstanding as of September 30, 2024	25,000
Change in fair value	-
Outstanding as of September 30, 2025	$25,000